Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model To Determine Fair Value Of Share Options Granted (Details) - Employees and Directors	12 Months Ended
Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life (years)	6 years
Risk-free interest rate, minimum	2.16%
Risk-free interest rate, maximum	2.25%
Expected volatility, minimum	57.17%
Expected volatility, maximum	57.43%
Expected dividend yield	0.00%